Acquisitions and Divestitures	11 Months Ended
Dec. 31, 2021
Noble Finance Company
Acquisitions and Divestitures
Note 4—Acquisitions and Divestitures
Proposed Business Combination with Maersk Drilling
On November 10, 2021, Noble entered into a Business Combination Agreement (the “Business Combination Agreement”) with Noble Finco Limited, a private limited company formed under the laws of England and Wales and an indirect, wholly owned subsidiary of Noble (“Topco”), Noble Newco Sub Limited, a Cayman Islands exempted company and a direct, wholly owned subsidiary of Topco (“Merger Sub”), and The Drilling Company of 1972 A/S, a Danish public limited liability company (“Maersk Drilling”), pursuant to which, among other things, (i) (x) Noble will merge with and into Merger Sub (the “Maersk Drilling Merger”), with Merger Sub surviving the Maersk Drilling Merger as a wholly owned subsidiary of Topco, and (y) the Ordinary Shares will convert into an equivalent number of class A ordinary shares, par value $0.00001 per share, of Topco (the “Topco Shares”), and (ii) (x) Topco will make a voluntary tender exchange offer to Maersk Drilling’s shareholders as described below (the “Offer” and, together with the Maersk Drilling Merger and the other transactions contemplated by the Business Combination Agreement, the “Business Combination”) and (y) upon the consummation of the Offer, if more than 90% of the issued and outstanding shares of Maersk Drilling, nominal value Danish krone (“DKK”) 10 per share (“Maersk Drilling Shares”), are acquired by Topco, Topco will redeem any Maersk Drilling Shares not exchanged in the Offer by Topco for Topco Shares or cash, at the election of the holder (cash for holders that do not make an election), under Danish law by way of a compulsory purchase. The board of directors of Noble (the “Board”) and the board of directors of Maersk Drilling have unanimously approved and adopted the Business Combination Agreement. The Business Combination is subject to Noble shareholder approval, acceptance of the Offer by holders of at least 80% of Maersk Drilling Shares, merger clearance and other regulatory approvals, listing on the NYSE and Nasdaq Copenhagen and other customary conditions.
Following the closing of the Business Combination, assuming all of the Maersk Drilling Shares are acquired by Topco through the Offer and no cash is paid by Topco in the Offer, Topco will own all of Noble’s and Maersk

Drilling’s respective businesses and the former shareholders of Noble and former shareholders of Maersk Drilling will each own approximately 50% of the outstanding Topco Shares (or 50.8% and 49.2%, respectively, if Topco pays $50.0 million in the Offer). Topco will be renamed Noble Corporation Plc, will be a public limited company domiciled (tax resident) in the United Kingdom and will be headquartered in Houston, Texas. Topco is expected to have certain management functions relating to the holding of shares, financing, cash management, incentive compensation and other relevant holding company functions. In addition, the board of directors of the combined company (the “Topco Board”) will be comprised of seven individuals, including three individuals designated by Noble, three individuals designated by Maersk Drilling, and Robert W. Eifler, who will serve as the President and Chief Executive Officer of the combined company. Charles M. (Chuck) Sledge, the current Chairman of the Board, will become chairman of the Topco Board, and Claus V. Hemmingsen, the current Chairman of Maersk Drilling’s board of directors, will be one of the three directors designated by Maersk Drilling.
Topco will apply to have Topco Shares listed on the New York Stock Exchange and on Nasdaq Copenhagen A/S.
At the effective time of the Maersk Drilling Merger (the “Maersk Drilling Merger Effective Time”), subject to the terms and conditions set forth in the Business Combination Agreement, (i) each Ordinary Share of Noble issued and outstanding immediately prior to the Maersk Drilling Merger Effective Time will be converted into one newly and validly issued, fully paid and non-assessable
Topco Share, (ii) each Penny Warrant outstanding immediately prior to the Maersk Drilling Merger Effective Time will cease to represent the right to acquire Ordinary Shares and will be automatically cancelled, converted into and exchanged for a number of Topco Shares equal to the number of Ordinary Shares underlying such Penny Warrant, rounded to the nearest whole share, and (iii) each Emergence Warrant (as defined herein) outstanding immediately prior to the Maersk Drilling Merger Effective Time will be converted automatically into a warrant to acquire a number of Topco Shares equal to the number of Ordinary Shares underlying such Emergence Warrant, with the same terms as were in effect immediately prior to the Maersk Drilling Merger Effective Time under the terms of the applicable warrant agreement. In addition, each award of restricted share units representing the right to receive Ordinary Shares, or value based on the value of Ordinary Shares (each, a “Noble RSU Award”) that is outstanding immediately prior to the Maersk Drilling Merger Effective Time will cease to represent a right to acquire Ordinary Shares (or value equivalent to Ordinary Shares) and will be converted into the right to acquire, on the same terms and conditions as were applicable under the Noble RSU Award (including any vesting conditions), that number of Topco Shares equal to the number of Ordinary Shares subject to such Noble RSU Award immediately prior to the Maersk Drilling Merger Effective Time.
Subject to the terms and conditions set forth in the Business Combination Agreement, following the approval of certain regulatory filings with the Danish Financial Supervisory Authority, Topco has agreed to commence the Offer to acquire up to 100% of the then outstanding Maersk Drilling Shares and voting rights of Maersk Drilling, not including any treasury shares held by Maersk Drilling. The Offer is conditioned upon, among other things, holders of at least 80% of the then outstanding Maersk Drilling Shares and voting rights of Maersk Drilling tendering their shares in the Offer (which percentage may be lowered by Topco in its sole discretion to not less than 70%) (the “Minimum Acceptance Condition”). In the Offer, Maersk Drilling shareholders may exchange each Maersk Drilling Share for 1.6137 newly and validly issued, fully paid and non-assessable
Topco Shares (the “Exchange Ratio”), and will have the ability to elect cash consideration for up to $1,000 of their Maersk Drilling Shares (payable in DKK), subject to an aggregate cash consideration cap of $50 million. Each of Maersk Drilling and Topco will take steps to procure that each Maersk Drilling restricted stock unit award (a “Maersk Drilling RSU Award”) that is outstanding immediately prior to the acceptance time of the Offer (the “Acceptance Time”) is converted, at the Acceptance Time, into the right to receive, on the same terms and conditions as were applicable under the Maersk Drilling RSU Long-Term Incentive Programme for Executive Management 2019 and the Maersk Drilling RSU Long-Term Incentive Programme 2019 (including any vesting conditions), that number of Topco Shares equal to the product of (1) the number of Maersk Drilling Shares subject to such Maersk Drilling RSU Award immediately prior to the Acceptance Time and (2) the Exchange Ratio, with any fractional Maersk Drilling Shares rounded to the nearest whole share. Upon conversion such Maersk Drilling RSU Awards will cease to represent a right to receive Maersk Drilling Shares (or value equivalent to Maersk Drilling Shares).
The Business Combination Agreement contains customary warranties and covenants by Noble, Topco, Merger Sub and Maersk Drilling. The Business Combination Agreement also contains customary pre-closing
covenants.
Topco’s obligation to accept for payment or, subject to any applicable rules and regulations of Denmark, pay for any Maersk Drilling Shares that are validly tendered in the Offer and not validly withdrawn prior to the expiration of the Offer is subject to certain customary conditions, including, among others, that the Minimum Acceptance Condition shall have been satisfied. Maersk Drilling may require that Topco does not accept for payment or, subject to any applicable rules and regulations of Denmark, pay for the Maersk Drilling Shares that are validly tendered in the Offer and not validly withdrawn prior to the expiration of the Offer if certain customary conditions are not met. Subject to the satisfaction or waiver of the conditions set forth in the Business Combination Agreement, the Business Combination is expected to close in mid-2022.
The Business Combination Agreement contains certain termination rights for both Noble and Maersk Drilling.
Pacific Drilling Merger
On April 15, 2021, Noble purchased Pacific Drilling Company LLC (“Pacific Drilling”), an international offshore drilling contractor, in an all-stock
transaction (the “Pacific Drilling Merger”). Pursuant to the terms and conditions set forth in an Agreement and Plan of Merger dated March 25, 2021, (a) each membership interest in Pacific Drilling was converted into the right to receive 6.366 Ordinary Shares and (b) each of Pacific Drilling’s warrants outstanding immediately prior to the effective time of the Pacific Drilling Merger was converted into the right to receive 1.553 Ordinary Shares. As part of the transaction, Pacific Drilling’s equity holders received 16.6 million Ordinary Shares, or approximately 24.9% of the outstanding Ordinary Shares and Penny Warrants at closing. The results of Pacific Drilling’s operations are included in the Company’s results of operations effective April 15, 2021. In connection with this acquisition, the Company acquired seven floaters and subsequently sold two floaters in June 2021 for net proceeds of $29.7 million. In connection with this acquisition, the Company incurred $15.9 million of acquisition related costs during the period from February 6 through December 31, 2021.
Purchase Price Allocation
The transaction has been accounted for using the acquisition method of accounting under ASC Topic 805, Business Combinations, with Noble being treated as the accounting acquirer. Under the acquisition method of accounting, the assets and liabilities of Pacific Drilling and its subsidiaries have been recorded at their respective fair values as of the date of completion of the Pacific Drilling Merger and added to Noble’s.
The preliminary purchase price assessment remains an ongoing process and is subject to change for up to one year subsequent to the closing date of the Pacific Drilling Merger.
Determining the fair values of the assets and liabilities of Pacific Drilling and the consideration paid requires judgment and certain assumptions to be made, the most significant of these being related to the valuation of Pacific Drilling’s mobile offshore drilling units and other related tangible assets and the fair value of the Ordinary Shares issued by Noble. The valuation of the Pacific Drilling’s mobile offshore drilling units was determined by using a combination of (1) the discounted cash flows expected to be generated from the drilling assets over their remaining useful lives and (2) the cost to replace the drilling assets, as adjusted by the current market for similar offshore drilling assets. Assumptions used in our assessment included, but were not limited to, future marketability of each unit in light of the current market conditions and its current technical specifications, timing of future contract awards and expected operating dayrates, operating costs, utilization rates, tax rates, discount rate, capital expenditures, market values, weighting of market values, reactivation costs, estimated economic useful lives and, in certain cases, our belief that a drilling unit is no longer marketable and is unlikely to return to service in the near to medium term. We included an allocation for corporate overhead when calculating the discounted cash flows expected to be generated from our drilling assets over their remaining useful lives. The cash flows were discounted at our WACC, which was derived from a blend of our after-tax
cost of debt and our cost of equity, and computed using public share price information for similar offshore drilling market participants, certain US Treasury rates, and certain risk premiums specific to the Company. The inputs and assumptions related to these assets are categorized as Level 3 in the fair value hierarchy.
As Noble was not yet trading on the New York Stock Exchange at the time of the Pacific Drilling Merger, the valuation of our Ordinary Shares issued by Noble as consideration required an analysis of the discounted cash flows expected to be generated by the drilling assets of the combined entity. These discounted cash flows were derived utilizing many of the same types of assumptions as were used in the valuation of the Noble drilling assets at emergence as well the Pacific Drilling assets. In addition, the discounted cash flows of the combined entity considered annual cost saving synergies from the operation of the Noble and Pacific Drilling assets as a single fleet, and were accordingly discounted at a market participant WACC for the combined entity. Lastly, the valuation of the Ordinary Shares considered the fair value of debt, warrants and the management incentive plan of the combined entity to arrive at the fair value of common equity. The inputs and assumptions related to the value of Noble’s Ordinary Shares are also categorized as Level 3 in the fair value hierarchy.
The Pacific Drilling Merger resulted in a gain on bargain purchase due to the estimated fair value of the identifiable net assets acquired exceeding the purchase consideration transferred by $62.3 million and is shown as a gain on bargain purchase on Noble’s consolidated statement of operations. Management reviewed the Pacific Drilling assets acquired and liabilities assumed as well as the assumptions utilized in estimating their fair values. An adjustment of $2.2 million to the valuation allowance on the deferred tax assets acquired in the Pacific Drilling Merger was recorded in the three months ended December 31, 2021. Upon completion of our assessment, the Company concluded that recording a gain on bargain purchase was appropriate and required under US GAAP. The bargain purchase was a result of a combination of factors, including a prolonged downturn in the drilling industry which led to challenging fundamentals for many competitors in the offshore drilling sector. The Company believes the seller was motivated to complete the transaction as the emerging market dynamics do not appear to be favorable to smaller rig fleets which operate across multiple regions.
The following table represents the preliminary allocation of the total purchase price of Pacific Drilling to the identifiable assets acquired and the liabilities assumed based on the fair values as of the acquisition date.

Consideration:
Pacific Drilling membership interests outstanding	2,500
Exchange Ratio	6.366	15,915

Pacific Drilling warrants outstanding	441
Exchange Ratio	1.553	685

Noble Ordinary Shares issued		16,600
Fair value of Noble Ordinary Shares on April 15, 2021		$21.55

Total consideration		$357,662

Assets acquired:
Cash and cash equivalents		$54,970
Accounts receivable		17,457
Taxes receivable		1,585
Prepaid expenses and other current assets		14,081

Total current assets		88,093
Property and equipment, net		346,167
Assets held for sale		30,063
Other assets		457

Total assets acquired		464,780
Liabilities assumed:
Accounts payable		18,603
Other current liabilities		2,900
Accrued payroll and related costs		16,128
Taxes payable		1,951

Total current liabilities		39,582
Deferred income taxes		798
Other liabilities		4,433

Total liabilities assumed		44,813

Net assets acquired		$419,967
Gain on bargain purchase		62,305

Purchase price consideration		$357,662

Pacific Drilling Revenue and Net Income
The following table represents Pacific Drilling’s revenue and earnings included in Noble’s consolidated statement of operations subsequent to the closing of the Pacific Drilling Merger.

Successor
Period From
February 6, 2021
through
December 31, 2021
Revenue	$94,506
Net loss	$(46,646)
Pro Forma Financial Information
The following unaudited pro forma summary presents the results of operations as if the Pacific Drilling Merger had occurred on February 6, 2021. The pro forma summary uses estimates and assumptions based on information available at the time. Management believes the estimates and assumptions to be reasonable; however, actual results may have differed significantly from this pro forma financial information. The pro forma information does not reflect any synergy savings that might have been achieved from combining the operations and is not intended to reflect the actual results that would have occurred had the companies actually been combined during the periods presented.

Successor
Period From
February 6, 2021
through
December 31, 2021
Revenue	$792,999
Net income	$69,966
Net income per share
Basic	$1.05
Diluted	$0.98
The pro forma results include, among others, (i) a reduction in Pacific Drilling’s historically reported depreciation expense for adjustments to property and equipment and (ii) an adjustment to reflect the gain on bargain purchase as if the Pacific Drilling Merger had occurred on February 6, 2021.
Sale of Rigs in Saudi Arabia
On August 25, 2021, Finco and certain subsidiaries of the Company entered into a Purchase and Sale Agreement (the “Purchase and Sale Agreement”) to sell the jackup rigs operated by the Company in Saudi Arabia to ADES International Holding Limited (“ADES”) for a purchase price of $292.4 million in cash. Pursuant to the terms of the Purchase and Sale Agreement, the jackups,
Noble Roger Lewis
,
Noble Scott Marks
,
Noble Joe Knight
, and
Noble Johnny Whitstine
, together with certain related assets, were sold to ADES. The closing of the sale occurred in November 2021, and the Company recognized a gain of $185.9 million, net of transaction costs, in the fourth quarter of 2021 associated with the disposal of these assets.
The Purchase and Sale Agreement also included certain covenants that the Company has agreed to not carry on or be engaged in the operation of jackup drilling rigs in the territorial waters of the Kingdom of Saudi Arabia in the Arabian Gulf for a term after the closing date of (i) one year for purposes of drilling gas wells and (ii) two years for the purposes of drilling oil wells.